Allowance for Trade and Other Receivables - Summary of Change in Allowances for Trade and Other Receivables (Detail) - Trade and other receivables [Member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of financial assets [line items]
Balance at the beginning	$ 140.7	₨ 11,558.1	₨ 12,743.8	₨ 13,606.8
Allowances made during the year	9.8	806.3	1,512.6	500.1
Written off	(15.7)	(1,290.4)	(2,592.2)	(1,501.6)
Currency translation	0.1	8.8	(106.1)	138.5
Balance at the end	$ 134.9	₨ 11,082.8	₨ 11,558.1	₨ 12,743.8